Supplemental Information - Supplemental Information of Cash Flow (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Operating activities:
Net Income	$ 100	$ 111
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	176	173
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	97	88
Loss (gain) from disposal of assets	2	(2)
Undistributed income of unconsolidated subsidiaries	30	20
Other non cash items	45	53
Changes in operating assets and liabilities:
Provisions	27	44
Deferred income taxes	30	18
Trade and financing receivables related to sales, net	(386)	(861)
Inventories, net	(1,105)	(989)
Trade payables	(559)	150
Other assets and liabilities	(362)	(558)
Net cash used in operating activities	(1,904)	(1,713)
Investing activities:
Additions to retail receivables	(1,466)	(1,715)
Collections of retail receivables	1,700	1,781
Proceeds from sale of assets, net of assets under operating leases and assets sold under buy-back commitments	2
Proceeds from sale of assets previously under operating leases and assets sold under buy-back commitments	128	132
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and assets sold under buy-back commitments	(152)	(184)
Expenditures for assets under operating lease and assets sold under buy-back commitments	(318)	(266)
Other	95	332
Net cash provided by (used in) investing activities	(11)	80
Financing Activities:
Proceeds from long-term debt	5,266	4,811
Payments of long-term debt	(3,556)	(4,529)
Net decrease in other financial liabilities	(360)	(192)
Dividends paid	(3)
Other	4
Net cash provided by (used in) financing activities	1,351	90
Effect of foreign exchange rate changes on cash and cash equivalents	25	(42)
Increase (decrease) in cash and cash equivalents	(539)	(1,585)
Cash and cash equivalents, beginning of year	5,567	5,199
Cash and cash equivalents, end of period	5,028	3,614
Industrial Activities [Member]
Operating activities:
Net Income	101	151
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	175	172
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	63	59
Loss (gain) from disposal of assets	2	(2)
Undistributed income of unconsolidated subsidiaries	40	(38)
Other non cash items	13	35
Changes in operating assets and liabilities:
Provisions	8	21
Deferred income taxes	8	15
Trade and financing receivables related to sales, net	50	(122)
Inventories, net	(1,125)	(995)
Trade payables	(473)	218
Other assets and liabilities	(431)	(624)
Net cash used in operating activities	(1,569)	(1,110)
Investing activities:
Proceeds from sale of assets, net of assets under operating leases and assets sold under buy-back commitments	2
Proceeds from sale of assets previously under operating leases and assets sold under buy-back commitments	58	58
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and assets sold under buy-back commitments	(142)	(184)
Expenditures for assets under operating lease and assets sold under buy-back commitments	(163)	(113)
Other	698	117
Net cash provided by (used in) investing activities	453	(122)
Financing Activities:
Proceeds from long-term debt	1,795	793
Payments of long-term debt	(361)	(567)
Net decrease in other financial liabilities	(102)	(24)
Dividends paid	(3)
Other	4
Net cash provided by (used in) financing activities	1,333	202
Effect of foreign exchange rate changes on cash and cash equivalents	18	(40)
Increase (decrease) in cash and cash equivalents	235	(1,070)
Cash and cash equivalents, beginning of year	4,010	3,890
Cash and cash equivalents, end of period	4,245	2,820
Financial services [Member]
Operating activities:
Net Income	86	59
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	1	1
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	34	29
Undistributed income of unconsolidated subsidiaries	(6)	(1)
Other non cash items	32	18
Changes in operating assets and liabilities:
Provisions	19	23
Deferred income taxes	22	3
Trade and financing receivables related to sales, net	(441)	(751)
Inventories, net	20	6
Trade payables	(78)	(56)
Other assets and liabilities	66	66
Net cash used in operating activities	(245)	(603)
Investing activities:
Additions to retail receivables	(1,466)	(1,715)
Collections of retail receivables	1,700	1,781
Proceeds from sale of assets previously under operating leases and assets sold under buy-back commitments	70	74
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and assets sold under buy-back commitments	(10)
Expenditures for assets under operating lease and assets sold under buy-back commitments	(155)	(153)
Other	(603)	215
Net cash provided by (used in) investing activities	(464)	202
Financing Activities:
Proceeds from long-term debt	3,471	4,018
Payments of long-term debt	(3,195)	(3,962)
Net decrease in other financial liabilities	(258)	(168)
Dividends paid	(90)
Net cash provided by (used in) financing activities	(72)	(112)
Effect of foreign exchange rate changes on cash and cash equivalents	7	(2)
Increase (decrease) in cash and cash equivalents	(774)	(515)
Cash and cash equivalents, beginning of year	1,557	1,309
Cash and cash equivalents, end of period	$ 783	$ 794